INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Tax Credit Carryforward [Line Items]
Operation loss carryforwards limitation	taxable income limitation of 80%
Effective Statutory tax rate	23.00%
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 10,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Preferred income subject tax rate	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 44,000
Net operating loss carry forwards amount not to expire	34,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 9,000